Consolidated (Successor) and DuPont Performance Coatings Combined (Predecessor) Statements of Operations - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Net sales		$ 1,094.1	$ 1,126.6	$ 0.0	$ 2,083.3	$ 2,174.0	$ 4,361.7	$ 3,951.1
Other revenue		7.0	7.7	0.0	15.3	14.7	29.8	35.7
Total revenue		1,101.1	1,134.3	0.0	2,098.6	2,188.7	4,391.5	3,986.8
Cost of goods sold		679.7	742.5	0.0	1,329.5	1,446.0	2,897.2	2,772.8
Selling, general and administrative expenses		245.5	250.6	0.0	458.5	497.3	991.5	1,040.6
Research and development expenses		12.8	12.1	0.0	25.7	23.4	49.5	40.5
Amortization of acquired intangibles		20.1	21.3	0.0	40.1	42.4	83.8	79.9
Merger and acquisition related expenses				29.0			0.0	28.1
Income (loss) from operations		143.0	107.8	(29.0)	244.8	179.6	369.5	24.9
Interest expense, net		49.2	54.9	0.0	99.2	113.9	217.7	215.1
Bridge financing commitment fees				0.0			0.0	25.0
Other (income) expense, net		88.6	(1.6)	0.0	92.5	2.9	115.0	48.5
Income (loss) before income taxes		5.2	54.5	(29.0)	53.1	62.8	36.8	(263.7)
Provision (benefit) for income taxes		29.5	(1.3)	0.0	30.7	10.7	2.1	(44.8)
Net income (loss)		(24.3)	55.8	(29.0)	22.4	52.1	34.7	(218.9)
Less: Net income attributable to noncontrolling interests		0.8	2.0	0.0	2.4	2.6	7.3	6.0
Net income (loss) attributable to controlling interests		$ (25.1)	$ 53.8	$ (29.0)	$ 20.0	$ 49.5	$ 27.4	$ (224.9)
Basic net income (loss) per share (dollars per share)		$ (0.11)	$ 0.23	$ 0.00	$ 0.09	$ 0.22	$ 0.12	$ (0.97)
Diluted net income (loss) per share (dollars per share)		$ (0.11)	$ 0.23	$ 0.00	$ 0.08	$ 0.22	$ 0.12	$ (0.97)
Basic weighted average shares outstanding		232.3	229.1	0.0	231.1	229.1	229.3	228.3
Diluted weighted average shares outstanding		232.3	229.3	0.0	238.1	229.1	230.3	228.3
Predecessor [Member]
Net sales	$ 326.2								$ 4,219.4
Other revenue	1.1								37.4
Total revenue	327.3								4,256.8
Cost of goods sold	232.2								2,932.6
Selling, general and administrative expenses	70.8								873.4
Research and development expenses	3.7								41.5
Amortization of acquired intangibles	0.0								0.0
Merger and acquisition related expenses	0.0								0.0
Income (loss) from operations	20.6								409.3
Interest expense, net	0.0								0.0
Bridge financing commitment fees	0.0								0.0
Other (income) expense, net	5.0								16.3
Income (loss) before income taxes	15.6								393.0
Provision (benefit) for income taxes	7.1								145.2
Net income (loss)	8.5								247.8
Less: Net income attributable to noncontrolling interests	0.6								4.5
Net income (loss) attributable to controlling interests	$ 7.9								$ 243.3